Litigation	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Litigation [Abstract]
LITIGATION

10.    LITIGATION

From time to time, in the normal course of operations, the Company is subject to litigation matters and claims, including claims relating to employee relations and business practices. The Company expenses legal fees as incurred. The Company records a provision for contingent losses when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. An unfavorable outcome to any legal matter, if material, could have an adverse effect on the Company’s operations or its financial position, liquidity, or results of operations.

On November 30, 2020, Adult Use Holdings, Inc. (“Adult Use”) and Zola Ventures Ltd. (“Zola”) initiated arbitration claiming that the Company owed CA$ 3 million to Adult Use and Zola in connection with alleged funding to the Company of CA$ 30.0 million by Bridging Finance Group. On December 21, 2020, the Company brought counterclaims against Adult Use, Zola, and their principals Adam Salman and Igor Gimelshtein. On May 14, 2021, the Company applied for summary disposition of the claim for CA$ 3 million brought by Adult

Use and Zola. On August 4, 2021, the arbitrator granted the Company’s application and issued a Partial Final Award dismissing Adult Use’s and Zola’s claim. The United States District Court for the Southern District of New York subsequently affirmed the Partial Final Award and its dismissal of Adult Use’s and Zola’s claims against the Company in a decision issued September 28, 2022. On November 8 and November 11, 2022, the arbitrator held hearings in connection with the Company’s counterclaims. On December 23, 2022, the Company filed an application for costs and attorneys’ fees. On June 3, 2023, the Company was awarded $399 thousand of costs and attorneys’ fees for prevailing against the CA$ 3 million claim brought against the Company and for the Counterclaim Respondents’ conduct that unnecessarily increased the costs of the arbitration. As result, the Company has not recorded a reserve with respect to this litigation.

12.    LITIGATION

From time to time, in the normal course of operations, the Company is subject to litigation matters and claims, including claims relating to employee relations and business practices. The Company expenses legal fees as incurred. The Company records a provision for contingent losses when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. An unfavorable outcome to any legal matter, if material, could have an adverse effect on the Company’s operations or its financial position, liquidity, or results of operations.

On August 12, 2020, Greg Selkoe, President of the Company until May 2020, filed suit against the Company for severance and sums related to his termination from the Company, which was initiated in January 2020. The Company and Mr. Selkoe reached a settlement, including a severance payment to Mr. Selkoe and forfeiture by Mr. Selkoe of the entirety of his stock options. The Company accrued $3.2 million for the year ended December 31, 2020. The Company paid $2.9 million of the severance payments to Mr. Selkoe in 2021. In May 2022, the Company made a payment of $0.3 million for the remainder of the balance.

On November 30, 2020, Adult Use Holdings, Inc. (“Adult Use”) and Zola Ventures Ltd. (“Zola”) initiated arbitration claiming that the Company owed CA$ 3 million to Adult Use and Zola in connection with alleged funding to the Company of CA$ 30.0 million by Bridging Finance Group. On December 21, 2020, the Company brought counterclaims against Adult Use, Zola, and their principals Adam Salman and Igor Gimelshtein. On May 14, 2021, the Company applied for summary disposition of the claim for CA$ 3 million brought by Adult Use and Zola. On August 4, 2021, the arbitrator granted the Company’s application and issued a Partial Final

Award dismissing Adult Use’s and Zola’s claim. The United States District Court for the Southern District of New York subsequently affirmed the Partial Final Award and its dismissal of Adult Use’s and Zola’s claims against the Company in a decision issued September 28, 2022. On November 8 and November 11, 2022, the arbitrator held hearings in connection with the Company’s counterclaims. On December 23, 2022, the Company filed an application for costs and attorneys’ fees. The Company does not believe a material loss is probable at this time. As result, the Company has not recorded a reserve with respect to this litigation.

On December 7, 2020, the Company filed an arbitration demand against its former Chief Legal Officer, Phillip Gordon (“Gordon”), alleging claims for fraud, breach of fiduciary duty, breach of duty of loyalty, and breach of employment agreement. The Company terminated Gordon effective as of December 5, 2020 based on the results of an internal investigation. Gordon has denied that the Company had cause to terminate him and filed counterclaims seeking payment of severance under his employment agreement in the total amount of $3.0 million, plus payment of $0.5 million in bonus compensation. Subsequent to December 31, 2021, as a result of arbitration proceedings, the Company has entered into a settlement agreement whereby Gordon agreed to the cancellation of 90,000 of the 790,000 outstanding stock options previously issued to him and to release any actions, claims, damages, judgments or agreements arising out of his relationship with the Company in exchange for $1.9 million in cash. The Company recorded a legal accrual for $1.9 million as of December 31, 2021. The initial payment of $0.4 million was made in the first quarter of 2022. The outstanding balance was settled as of the third quarter of 2022.

On May 21, 2021, Alissa Violet Marie Butler filed suit in the Superior Court of the State of California for the County of Los Angeles against FaZe Clan Inc., Dentons US LLP, and Wilson Sonsini Goodrich & Rosati, P.C. Ms. Butler alleges that she is entitled to shares of the Company’s stock. Subsequent to December 31, 2021, the Company has reached a preliminary settlement with Ms. Butler for a total of $0.8 million payable in a combination of cash and common stock to settle Ms. Butler’s claim. The Company recorded a legal accrual for $0.8 million as of December 31, 2021. The outstanding balance was settled as of the third quarter of 2022.

In 2021, the Company was made aware of a claim from Treschow-Fritzoe AS that the Company repaid the wrong party for certain funds received by the Company in 2017 and recorded a legal accrual of $1.2 million as of December 31, 2020. In October 2021, the Company entered into a settlement agreement with Treschow-Fritzoe AS and adjusted its legal accrual to $0.8 million as of December 31, 2021. The Company paid $0.8 million in April 2022.